Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet to Leases

Supplemental balance sheet information related to leases was as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	811,819	467,577	65,680
Current operating lease obligation	350,366	371,879	52,238
Noncurrent operating lease obligation	461,453	95,698	13,443
Total operating lease obligation	811,819	467,577	65,681

Other supplemental information about the Company’s operating lease as of:

September 30, 2025
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	1.25

Schedule of Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the year ending September 30,	RMB	US$
2026	384,263	53,977
2027	96,066	13,494
Total	480,329	67,471
Less: imputed interest	(12,752)	(1,790)
Present value of operating lease liabilities	467,577	65,681
Less: current portion of lease obligation	(371,879)	(52,238)
Noncurrent operating lease obligation	95,698	13,443